Accounts receivable - Additional Information (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	CAD 7,966	CAD 7,229
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	CAD 49,002	CAD 52,880